Stockholders' equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of outstanding warrants
The following table summarizes information about outstanding warrants at September 30, 2019:

	Number of warrant shares	Weighted average exercise price
Outstanding at December 31, 2018	1,745,868	$3.25
Exercised	(83,564)	3.25
Outstanding at September 30, 2019	1,662,304	$3.25
Exercisable at September 30, 2019	1,662,304	$3.25

The following table summarizes information about outstanding warrants at December 31, 2018:

	Number of warrant shares	Weighted average exercise price
Outstanding at December 31, 2017	—	$—
Issued	4,246,153	3.25
Exercised	(2,500,285)	2.12
Outstanding at December 31, 2018	1,745,868	$3.25
Exercisable at December 31, 2018	1,745,868	$3.25

Schedule of restricted stock activity
A summary of the Company’s shares of restricted stock as of September 30, 2019, is as follows:

	Shares	Weighted average grant date fair value
Balance at December 31, 2018	8,867	$3.51
Granted	176,561	2.13
Vested	(127,133)	2.19
Balance at September 30, 2019	58,295	$2.21

The Company’s restricted stock activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2017	2,697	$11.37
Granted	11,151	2.50
Vested	(4,981)	5.50
Unvested at December 31, 2018	8,867	$3.51

Schedule of stock option activity
The Company’s option activity is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2018	339,964	$7.09
Issued	278,500	2.21
Expired	(79,539)	3.41
Outstanding at September 30, 2019	538,925	$5.11
Exercisable at September 30, 2019	401,847	$5.99

The Company’s option activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2017	227,203	$9.39
Issued	113,561	2.50
Expired	(800)	9.90
Outstanding at December 31, 2018	339,964	$7.09
Exercisable at December 31, 2018	303,986	$6.94

Fair value of stock option grants
The fair values of stock option grants to employees and members of the Board of Directors during 2019 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	March 2019	April 2019	June 2019
Expected volatility	89%	94%	96%
Risk free interest rate	2.53%	2.28%	1.85%
Expected dividend yield	0%	0%	0%
Expected life (in years)	5	5	5

The fair values of stock option grants to employees and members of the Board of Directors during 2018, 2017, and 2016 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	2018	2017	2016
Expected volatility	81%	78%	53%
Risk free interest rate	2.60%	1.80%	1.31%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	5	5	5

Summary of options outstanding and exercisable
The following table summarizes information about options outstanding and exercisable at September 30, 2019:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average exercise price of outstanding and exercisable options
$2.50 - $5.70	403,663	9.1	270,120
$6.90 - $9.60	52,841	3.0	52,841
$10.50 - $10.80	4,000	4.4	4,000
$14.20 - $23.40	78,421	6.5	74,886
	538,925		401,847	$5.99

The following table summarizes information about options outstanding and exercisable at December 31, 2018:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average price of outstanding and exercisable options
$2.50 - $5.70	204,034	5.6	185,985
$6.90 - $9.60	53,175	3.7	53,175
$10.50 - $10.80	4,000	5.1	4,000
$14.20 - $23.40	78,755	7.2	60,826
	339,964		303,986	$6.94

Summary of expense related to options revalued
The following table summarizes the expense related to the options revalued at June 30, 2019:

		Expense
Grant date	Number of options	Previous	Accelerated	Incremental	Total
1/11/2011	16,667	$109,769	$—	$11,782	$121,551
1/20/2014	6,667	120,712	—	7,621	128,333
2/27/2018	60,606	99,738	—	12,313	112,051
4/21/2017	20,000	70,346	20,736	13,485	104,567
4/30/2019	50,000	13,453	67,047	1,274	81,774
	153,940	$414,018	$87,783	$46,475	$548,276

The following table summarizes share-based compensation costs recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Research and development	$3,238	$3,168	$2,115
Sales and marketing	—	9,315	65,517
General and administrative	260,158	109,651	150,662
Total share-based compensation	$263,396	$122,134	$218,294